Segmented Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Segmented Information
NOTE 19. SEGMENTED INFORMATION
Enerflex has identified three reportable operating segments as outlined below, each supported by the Corporate head office. Corporate overheads are allocated to the operating segments based on revenue. In assessing its operating segments, the Company considered economic characteristics, the nature of products and services provided, the nature of production processes, the type of customer for its products and services, and distribution methods used. For each of the operating segments, the Chief Operating Decision Maker reviews internal management reports on at least a quarterly basis. For the three months ended March 31, 2022, the Company recognized $46.0 million of revenue from one customer in the ROW segment, which represented 14.2 percent of the total revenue for the period. At March 31, 2022 the accounts receivable balance from this customer was $17.7 million, which represents 8.0 percent of the total accounts receivables. For the three months ended March 31, 2021, the Company had no individual customers which accounted for more than 10 percent of its revenue.
The following summary describes the operations of each of the Company’s reportable segments:

•
USA generates revenue from manufacturing natural gas compression, refrigeration, processing, and electric power equipment, including custom and standard compression packages and modular natural gas processing equipment and refrigeration systems, in addition to generating revenue from mechanical services and parts, and maintenance solutions, and contract compression rentals;

•
Rest of World generates revenue from manufacturing (focusing on large-scale process equipment), after-market services, including parts and components, as well as operations, maintenance, and overhaul services, and rentals of compression and processing equipment. The Rest of World segment has been successful in securing build-own-operate-maintain
and integrated turnkey projects; and

•
Canada generates revenue from manufacturing both custom and standard natural gas compression, processing, and electric power equipment, as well as providing after-market mechanical service, parts, and compression and power generation rentals.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies.

Three months ended March 31,	USA		Rest of World		Canada		Total
	2022	2021	2022	2021	2022	2021	2022	2021
Segment revenue	$182,755	$84,965	$109,394	$70,517	$67,124	$51,629	$359,273	$207,111
Intersegment revenue	(35,291)	(3,019)	(78)	(6)	(835)	(881)	(36,204)	(3,906)

Revenue	$147,464	$81,946	$109,316	$70,511	$66,289	$50,748	$323,069	$203,205
Revenue – Engineered Systems	77,632	29,240	49,292	8,442	47,507	34,550	174,431	72,232
Revenue – Service	42,249	30,114	23,034	25,911	17,903	14,511	83,186	70,536
Revenue – Energy Infrastructure	27,583	22,592	36,990	36,158	879	1,687	65,452	60,437
Operating income (loss) 1	$345	$366	$10,282	$4,728	$(3,788)	$1,927	$6,839	$7,021

1
The company did not receive any government grants during the three months ended March 31, 2022 (March 31, 2021 – $4.1 million). Government grants are recorded in cost of goods sold and selling and administrative expenses within the interim condensed consolidated statements of earnings in accordance with where the associated expenses were recognized.

	USA		Rest of World		Canada		Total
	Mar. 31 2022	Dec. 31 2021	Mar. 31 2022	Dec. 31 2021	Mar. 31 2022	Dec. 31 2021	Mar. 31 2022	Dec. 31 2021
Segment assets	$985,255	$1,000,755	$691,812	$654,969	$551,610	$546,250	$2,228,677	$2,201,974
Goodwill	152,220	154,437	322,628	323,466	88,367	88,367	563,215	566,270
Corporate	—	—	—	—	—	—	(564,917)	(576,802)

Total segment assets	$1,137,475	$1,155,192	$1,014,440	$978,435	$639,977	$634,617	$2,226,975	$2,191,442

NOTE 34. SEGMENTED INFORMATION
Enerflex has identified three reportable operating segments as outlined below, each supported by the Corporate head office. Corporate overheads are allocated to the operating segments based on revenue. In assessing its operating segments, the Company considered economic characteristics, the nature of products and services provided, the nature of production processes, the type of customer for its products and services, and distribution methods used. For each of the operating segments, the Chief Operating Decision Maker reviews internal management reports on at least a quarterly basis. For the year ended December 31, 2021, the Company had no individual customers which accounted for more than 10 percent of its revenue (For the year ended December 31, 2020, the Company had no individual customers which accounted for more than 10 percent of its revenue. For the year ended December 31, 2019, the Company recognized $262.5 million of revenue from one customer in the USA and Canada segments, which represented
12.8 percent of total consolidated revenue for the period. At December 31, 2019, amounts owing from the customer included in accounts receivable and contract assets was $68.0 million, which represented 12.0 percent of the total balance of accounts receivable and contract assets).
The following summary describes the operations of each of the Company’s reportable segments:

•
USA generates revenue from manufacturing natural gas compression, refrigeration, processing, and electric power equipment, including custom and standard compression packages and modular natural gas processing equipment and refrigeration systems, in addition to generating revenue from mechanical services and parts, operations and maintenance solutions, and contract compression rentals;

•
Rest of World generates revenue from manufacturing (focusing on large-scale process equipment), after-market services, including parts and components, as well as operations, maintenance, and overhaul services, and rentals of compression and processing equipment. The Rest of World segment has been successful in securing build-own-operate-maintain
and integrated turnkey projects; and

•
Canada generates revenue from manufacturing both custom and standard natural gas compression, processing, and electric power equipment, as well as providing after-market mechanical service, parts, and compression and power generation rentals.

The accounting policies of
the reportable operating segments are the same as those described in the summary of significant accounting policies.

	USA		Rest of World		Canada		Total
Years ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Segment revenue	$497,630	$649,133	$309,695	$353,210	$194,439	$247,390	$1,001,764	$1,249,733
Intersegment revenue	(27,247)	(16,847)	(138)	(199)	(14,223)	(15,635)	(41,608)	(32,681)

Revenue	$470,383	$632,286	$309,557	$353,011	$180,216	$231,755	$960,156	$1,217,052
Revenue – Engineered Systems	218,558	390,178	22,500	40,485	113,069	167,903	354,127	598,566
Revenue – Service	153,722	150,939	111,500	96,092	62,154	56,238	327,376	303,269
Revenue – Energy Infrastructure 1	98,103	91,169	175,557	216,434	4,993	7,614	278,653	315,217
Operating income 2	$14,442	$56,504	$36,250	$40,488	$3,599	$19,020	$54,291	$116,012

1
Energy Infrastructure revenue for 2021 includes the recognition of revenue from a finance lease transaction in the fourth quarter of 2021 and 2020. Upon commencement of the renegotiated lease, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

2
In the year ended December 31, 2021, the Company recognized $16.4 million of government grants (December 31, 2020 – $19.6 million; December 31, 2019 – nil). The subsidies received have been recorded as a reduction in cost of goods sold and selling and administrative expenses within the consolidated statements of earnings in accordance with where the associated expenses were recognized.

	USA		Rest of World		Canada		Total
Years ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Segment revenue	$649,133	$1,243,760	$353,210	$354,680	$247,390	$518,042	$1,249,733	$2,116,482
Intersegment revenue	(16,847)	(48,091)	(199)	(7,846)	(15,635)	(15,123)	(32,681)	(71,060)

Revenue	$632,286	$1,195,669	$353,011	$346,834	$231,755	$502,919	$1,217,052	$2,045,422
Revenue – Engineered Systems	390,178	947,451	40,485	76,813	167,903	424,239	598,566	1,448,503
Revenue – Service 1	150,939	172,130	96,092	111,357	56,238	67,505	303,269	350,992
Revenue – Energy Infrastructure 1,2	91,169	76,088	216,434	158,664	7,614	11,175	315,217	245,927
Operating income	$56,504	$194,010	$40,488	$511	$19,020	$37,387	$116,012	$231,908

1
Revenues from the operation and maintenance of BOOM contracts have been reclassified from the Service to Energy Infrastructure product line including $11,717 previously disclosed during the first quarter of 2020. For the year ended December 31, 2019 the amount reclassified was $43,594. Please refer to Note 23 for further details.

2
Energy Infrastructure revenue for 2020 includes the recognition of revenue from a finance lease transaction in the fourth quarter of 2020. Upon commencement of the renegotiated leases, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

	USA		Rest of World		Canada		Total
As at December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Segment assets	$1,000,755	$895,022	$654,969	$610,597	$546,250	$525,510	$2,201,974	$2,031,129
Goodwill	154,437	155,094	323,466	332,567	88,367	88,367	566,270	576,028
Corporate	—	—	—	—	—	—	(576,802)	(427,581)

Total segment assets	$1,155,192	$1,050,116	$978,435	$943,164	$634,617	$613,877	$2,191,442	$2,179,576